other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2022
other long-term liabilities
Schedule of other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2022	2021
Contract liabilities	24	$85	$82
Other		2	3
Deferred revenues		87	85
Pension benefit liabilities	15	343	643
Other post-employment benefit liabilities		68	66
Derivative liabilities	4(d)	20	73
Investment in real estate joint ventures	21(b)	9	9
Other		46	23
		573	899
Deferred customer activation and connection fees	24	7	8
		$580	$907